XD FUND TRUST

XD Treasury Money Market Fund

(the “Fund”)

Institutional Class	Investor Class	Select Class
IXDXX	VXDXX	SXDXX

Supplement dated January 28, 2025 to the

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated January 28, 2025

As of the date of this Supplement, shares of the Select Class of the Fund are not yet offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.